Senior Secured Notes (Details Textual) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	May 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 21, 2014 Subsequent Event [Member]	Mar. 24, 2014 Subsequent Event [Member]	Nov. 12, 2013 Lambda Investors LLC [Member]	Nov. 12, 2013 Lambda Investors LLC [Member] Senior Notes [Member]	Feb. 04, 2013 Lambda Investors LLC [Member] Senior Notes [Member] Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 1,500,000	$ 1,300,000
Debt instrument, interest rate, stated percentage							12.00%	12.00%
Debt instrument, maturity date							May 12, 2014	Aug. 04, 2013
Percentage of sourcing fees							8.00%	8.00%
Transaction fees							120,000	104,000
Legal fees						75,000		50,000
Proceeds from issuance of common stock		2,771,000	0	2,100,000	2,100,000
Proceeds from other debt				1,500,000	1,500,000
Accrued Interest Issued To Investors				61,000	61,000
Amortization of debt discount (premium)	$ 204,000	$ 53,000				$ 195,000